Goodwill and Other Intangible Assets - Summary of carrying amount of goodwill for SOLV's reportable segment (Detail)	12 Months Ended
Dec. 31, 2025 USD ($)
Goodwill and Other Intangible Assets [Line Items]
Ending balance	$ 429,279,000
SOLV Energy Holdings LLC [Member]
Goodwill and Other Intangible Assets [Line Items]
Beginning balance	410,006,000
Goodwill related to acquisitions completed in 2025 (Note 15)	19,273
Ending balance	$ 429,279,000